STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (440,603)	$ (2,205)	$ (421,194)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned in trust account	(711)		(1,556)
Due to related party	(2,883)
Prepaid expenses and other assets	43,742		(108,198)
Accounts payable accrued expenses	250,444	2,190
Accounts payable			106,058
Franchise tax Payable	(13,000)		20,800
Net cash used in operating activities	(163,012)	(15)	(404,091)
Cash Flows from Investing Activities:
Cash remitted to Trust Account			(50,911,960)
Net cash provided by investing activities	2,000		(50,911,960)
Cash Flows from Financing Activities:
Proceeds from sale of private units			2,068,240
Proceeds from Initial Public Offering			50,911,960
Proceeds from issuance of insider shares to the initial stockholders		25,000	25,000
Proceeds from issuance of promissory note to related party		200,000
Payment of underwriter compensation			(1,018,240)
Proceeds from Trust to pay franchise tax	2,000
Payment of deferred offering costs		(87,500)	(411,681)
Proceeds from Trust to pay franchise tax
Proceeds from Sponsor note			200,000
Repayment of Sponsor note			(200,000)
Net cash provided by financing activities		137,500	51,575,279
Net change in cash	(161,012)	137,485	259,228
Cash, beginning of the period	259,228
Cash, end of the period	98,216	137,485	259,228
Supplemental Disclosure of Cash Flow Information:
Deferred underwriting compensation			1,527,358
Representative shares issued and charged to offering costs			$ 254,560
Deferred offering costs in accrued offering costs and expenses		$ 40,494